Organization and nature of operations - Company's principal subsidiaries and consolidated VIEs (Details)	12 Months Ended
Dec. 31, 2021
Smart Share International Limited
Variable Interest Entity [Line Items]
Date of incorporation	Aug. 15, 2017
Equity economic interest held	100.00%
Principal activities	Investment holding
Zhixiang Technology
Variable Interest Entity [Line Items]
Date of incorporation	Jun. 23, 2017
Equity economic interest held	100.00%
Principal activities	Mobile device charging business
Zhicheng Technology
Variable Interest Entity [Line Items]
Date of incorporation	Sep. 17, 2019
Equity economic interest held	100.00%
Principal activities	Merchandise sales
Zhixiang Investment Co., Ltd
Variable Interest Entity [Line Items]
Date of incorporation	Feb. 26, 2021
Equity economic interest held	100.00%
Principal activities	Investment holding
Zhilang Technology (Tianjin) Co., Ltd.
Variable Interest Entity [Line Items]
Date of incorporation	Apr. 01, 2021
Equity economic interest held	100.00%
Principal activities	Mobile device charging business
Zhisheng Technology (Tianjin) Co., Ltd.
Variable Interest Entity [Line Items]
Date of incorporation	Jun. 01, 2021
Equity economic interest held	100.00%
Principal activities	Research and development function
Shanghai Zhixiang Technology Co., Ltd.
Variable Interest Entity [Line Items]
Date of incorporation	Apr. 28, 2017
Equity economic interest held	100.00%
Principal activities	Research and development function